Consolidated Balance Sheets - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Current assets:
Cash	$ 244,247	$ 1,468,709
Trade accounts receivable, net of allowance for credit losses of $92,125 in 2024 and $71,189 in 2023	10,946,215	8,727,810
Income taxes refundable - current	5,000	81,844
Other receivables	60,521	397,758
Inventories	18,725,317	23,766,326
Prepaid expenses and other assets	618,940	595,469
Total current assets	30,600,240	35,037,916
Property and equipment, net	6,881,357	7,139,616
Intangible assets, net	513,956	566,197
Other assets, net	2,362,458	1,135,172
Total assets	40,358,011	43,878,901
Current liabilities:
Current installments of long-term debt	57,184	52,624
Note payable, revolver - current	8,321,782	8,324,397
Accounts payable and accrued expenses	5,178,792	5,843,044
Accrued compensation and payroll taxes	1,567,232	1,849,780
Income taxes payable	18,522	22,754
Total current liabilities	15,143,512	16,092,599
Long-term debt, excluding current installments	2,570,791	2,622,620
Other noncurrent liabilities	1,801,792	441,838
Total liabilities	19,516,095	19,157,057
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 8,220,344 shares in 2024 and 7,893,681 shares in 2023	15,464,416	15,134,133
Retained earnings	5,377,500	9,587,711
Total shareholders’ equity	20,841,916	24,721,844
Total liabilities and shareholders’ equity	$ 40,358,011	$ 43,878,901